SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - LIQUIDITY (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net loss	$ 3,754,000	¥ 25,813,000	¥ 371,166,000	¥ 914,253,000
Negative cash flows from operations	6,059,000	¥ 41,659,000	¥ 99,039,000	¥ 187,180,000
Net current liability	146,146,000				¥ 1,004,820,000
Sales And Lease back Receivables	11,636,000				80,000,000
Estimated Sale and Lease back receivable	$ 167,261,000				¥ 1,150,000,000